RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

10.RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group:

	Name	Relationship
(a)	Beijing Haitaoche Consulting Co., Ltd. (“Beijing Haitaoche”)	An entity ultimately controlled by Mr. Lin Mingjun (“Mr. Lin”), controlling shareholder and chief executive officer of the Group
(b)	Renren Inc.	A principal shareholder of the Company
(c)	Zhejiang Jieying Automobile Sales Co., Ltd. (“Zhejiang Jieying”)

A subsidiary of the KAH, before the reverse acquisition, Mr. Lin was named as the acting chief executive officer of the Company, effective as of November 3, 2020, Zhejiang Jieying was considered a related party controlled by Mr. Lin in from November 3, 2020 till June 25, 2021, when Zhejiang Jieying was consolidated.

(d)	Mr. Huang Erquan	Supervisor of Ningbo Jiusheng Automobile Sales and Services Co., Ltd.(“Ningbo Jiusheng”), one of subsidiaries of HTC.
(e)	Ningbo Lulufa Automobile Sales Co., Ltd. (“Ningbo Lulufa”)	An entity ultimately controlled by Mr. Lin
(f)	Zhejiang Haitaoche Technology Co., Ltd. (“Zhejiang Haitaoche”)	An entity ultimately controlled by Mr. Lin
(g)	Ningbo Meishan Haitaoche International Trading Co., Ltd. (“Meishan Haitaoche”)	An entity ultimately controlled by Mr. Lin
(h)	Beijing Lulufa Network Co., Ltd. (“Beijing Lulufa”)	An entity ultimately controlled by Mr. Lin
(i)	Ningbo Meishan Baoshuigangqu Lelebai Investment Co., Ltd. (“Lelebai”)	An entity ultimately controlled by Mr. Lin

10.RELATED PARTY TRANSACTIONS AND BALANCES-CONTINUED

Amounts due from related parties

As of December 31, 2020 and 2021, significant amounts due from related parties, consisted of the following:

	As of December 31,
	2020	2021
Zhejiang Jieying（[1]）	$690	$—
Renren and its subsidiaries	15	—
Amounts due from related parties	$705	$—

(1)	The balances mainly consisted of advanced funds provided to the related party to finance daily operations. After the reverse acquisition, KAH was consolidated to the Company and not a related party as of December 31, 2021, the intercompany balances were eliminated to nil as of December 31, 2021.

Amounts due to related parties

As of December 31, 2020 and 2021, significant amounts due to related parties consisted of the following:

	As of December 31,
	2020	2021
Renren and its subsidiaries(1)	$—	$3,943
Beijing Haitaoche	10	—
Amounts due to related parties	$10	$3,943

(1)	The balance mainly represented the advance fund provided by Renren and its subsidiaries to finance the Group’s daily operations.